Consolidated Balance Sheets (Parenthetical) - £ / shares	Sep. 30, 2016	Sep. 30, 2015
Statement of Financial Position [Abstract]
Preferred Shares, authorized	25,000,000	25,000,000
Preferred Shares, par value	£ 0.01	£ 0.01
Preferred Shares, issued	0	0
Preferred Shares, outstanding	0	0
Ordinary Shares, authorized	700,000,000	700,000,000
Ordinary Shares, par value	£ 0.01	£ 0.01
Ordinary Shares, issued	270,997,000	267,777,000
Ordinary Shares, outstanding	147,134,000	151,150,000
Treasury stock, at cost, ordinary shares	123,863,000	116,627,000